Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 2,811	$ 3,853	$ 3,902
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	950	727	706
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,774	1,775	1,775
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	2,143	4,038	17,260
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	0	0	(7,526)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 7,678	$ 10,393	$ 16,117